S-K 1605, De-SPAC Background and Terms	Feb. 24, 2026
De-SPAC Transactions, Background Summary [Line Items]
De-SPAC, Background, Negotiations Description [Text Block]

Spring Valley is a blank check company incorporated as a Cayman Islands exempted company on March 12, 2025 for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. Although Spring Valley may pursue a merger opportunity in any industry or sector, Spring Valley sought to capitalize on the ability of its management team and the Sponsor with an initial focus on identifying, acquiring and managing a business in the broadly-defined natural resources and decarbonization industries described below. Spring Valley’s targeted sectors include, but are not limited to, energy resources (with a focus on oil and gas exploration and production (E&P), oilfield services and equipment and biofuels), metals and mining (including critical metals and uranium) and decarbonization (including clean energy generation, energy storage, grid infrastructure, resource optimization, carbon capture, environmental services and transportation. (collectively, our “Focus Industries”)) in the United States and other developed countries.

Spring Valley identified the following general criteria and guidelines that it believes are important in evaluating prospective target businesses and, in evaluating a prospective target business, it conducts a due diligence review that encompasses, among other things, meetings with incumbent management and employees, document reviews and inspection of facilities, as applicable, as well as a review of financial and other information that are made available to Spring Valley.

●	Natural Resources and Decarbonization Focus. We intend to focus on natural resources and decarbonization businesses that are positioned to benefit from macroeconomic and social trends impacting the economy.
●	Established Businesses and Recognized Market Leaders. We expect to target businesses that are market leaders in their respective subsectors within our Focus Industries, and may be better positioned to endure economic downturns, changes in the industry landscape and evolving customer, supplier and competitor preferences.
●	Benefit from Being a Public Company. We intend to acquire one or more businesses that will benefit from being publicly traded and can effectively utilize broader access to capital and the public profile that are associated with being a publicly traded company.
●	Experienced Management team. We will seek to partner with an experienced target team that can benefit from the distinct investment, advisory, operational experience, and contacts of our management team in our Focus Industries.
●	Attractive Financial Profile. We will seek to acquire a business that has strong recurring revenues, a margin profile with high steady-state margins or high incremental margins, and / or compelling long-term growth prospects.
●	Leader in Technology Driven Transformation. We will seek to acquire a business or entity with a technological advantage that provides a high barrier to entry for new entrants, a defensible position in intellectual property and presents a low or manageable risk of technological obsolescence.
●	Middle Market Businesses. We believe targeting businesses or entities in the middle market will provide the greatest number of opportunities for investment and will maximize the network, contacts and experience of our management team. It may also provide the optimal platform for further consolidation.
●	Strong Free Cash Flow Generation or Near-Term Potential. We will seek to acquire a business or entity that already generates, or has the potential to generate, consistent and stable free cash flow.

De-SPAC, Background, Transactions Description [Text Block]

The Transaction with General Fusion is a result of an extensive search for a potential transaction utilizing Spring Valley management’s relationships with management teams of public and private companies, investment professionals at private equity firms, family offices and other financial sponsors, owners of private businesses, investment bankers, consultants and attorneys. On an ongoing basis, Spring Valley and the Spring Valley Board, together with their legal and financial advisors, have reviewed and evaluated strategic opportunities and alternatives with a view to enhancing shareholder value. Such opportunities and alternatives included, among other things, mergers, acquisitions and various capital markets transactions.

De-SPAC Transactions, Material Terms [Line Items]
De-SPAC, Material Terms of the de-SPAC Transaction [Text Block]

The material terms of the Business Combination Agreement, which contain customary representations and warranties, covenants, closing conditions, termination provisions, and other terms relating to the Business Combination, are summarized below, but this summary does not purport to describe all of the terms of the Business Combination Agreement. The following summary is qualified in its entirety by reference to the complete text of the Business Combination Agreement, which is attached as Annex A to this proxy statement/prospectus. You are urged to read the Business Combination Agreement in its entirety because it is the primary legal document that governs the Business Combination.

The Business Combination Agreement contains representations, warranties and covenants that the respective parties made to each other as of the date of the Business Combination Agreement or other specific dates. The assertions embodied in those representations, warranties and covenants were made for purposes of the contract among the respective parties and are subject to important qualifications and limitations agreed to by the parties in connection with negotiating the Business Combination Agreement. The representations, warranties and covenants in the Business Combination Agreement are also modified in part by the disclosure schedules, which are not filed publicly, which are subject to a contractual standard of materiality different from that generally applicable to shareholders, and which were used for the purpose of allocating risk among the parties rather than establishing matters as facts. We do not believe that the disclosure schedules contain information that is material to an investment decision.

Additionally, the representations and warranties of the parties to the Business Combination Agreement may or may not have been accurate as of any specific date and do not purport to be accurate as of the date of this proxy statement/prospectus. Accordingly, no person should rely on the representations and warranties in the Business Combination Agreement or the summaries thereof in this proxy statement/prospectus as characterizations of the actual state of facts about Spring Valley, General Fusion, NewCo or any other matter.

In connection with the Business Combination, certain related agreements have been or will be entered into on or prior to Closing, including the Support Agreements, the Sponsor Letter, the Lock-Up Agreement, the PIPE Subscription Agreements and the Registration Rights Agreement. See “The Business Combination — Related Agreements” for more information.

De-SPAC, Brief Description [Text Block]

On January 21, 2026, Spring Valley, General Fusion and NewCo, entered into the Business Combination Agreement, pursuant to which, among other things and subject to the terms and conditions contained in the Business Combination Agreement and the Plan of Arrangement, (i) prior to the Amalgamation, Spring Valley shall transfer by way of continuation from the Cayman Islands to the Province of British Columbia in accordance with the Companies Act and continue as a corporation under the Laws of the Province of British Columbia in accordance with the applicable provisions of the BCBCA, and (ii) on the Closing Date, Newco shall amalgamate with and into General Fusion to form one corporate entity, and Newco will survive the Amalgamation.

De-SPAC, Reasons for SPAC Engaging in the Transaction [Text Block]

The Spring Valley Board considered a wide variety of factors in connection with its evaluation of the business combination. In light of the complexity of those factors, the Spring Valley Board, as a whole, did not consider it practicable to, nor did it attempt to, quantify or otherwise assign relative weights to the specific factors it took into account in reaching its decision. Individual members of the Spring Valley Board may have given different weight to different factors. This explanation of the reasons for the Spring Valley Board’s approval of the Business Combination, and all other information presented in this section, is forward-looking in nature and, therefore, should be read in light of the factors discussed under “Cautionary Note Regarding Forward-Looking Statements.” The Spring Valley Board considered a number of factors pertaining to the business combination as generally supporting its decision to enter into the Business Combination Agreement and the Business Combination, including, but not limited to, the following:

●	the Spring Valley Board’s knowledge and understanding of General Fusion’s business, operations, financial condition, asset quality, taking into account the conversation had with, and the presentations made by, General Fusion’s officers as part of Spring Valley’s due diligence review and information provided by General Fusion’s financial advisors;
●	General Fusion’s lack of earnings and the market performance;
●	the ability of Spring Valley’s shareholders to benefit from General Fusion’s potential growth and stock appreciation since it is more likely that the combined entity will have superior future earnings and prospects due to greater operating efficiencies and better penetration of commercial and consumer markets;
●	the perceived ability of General Fusion to complete a Business Combination from a financial and regulatory perspective;
●	the fact that the outside date under the Business Combination Agreement allows for sufficient time to complete the Business Combination;
●	the level of effort that General Fusion must use under the Business Combination Agreement to obtain required regulatory approvals, and the prospects for such approvals being obtained in a timely fashion and without the imposition of any adverse conditions;
●	its review of the potential costs associated with executing the Business Combination Agreement, including change in control, severance and related costs, as well as estimated advisor fees, which the Spring Valley Board concluded were reasonable and would not affect the advice from, or the work performed by executive management of Spring Valley or Spring Valley’s financial advisors in connection with the evaluation of the Transactions and the Business Combination Agreement by Spring Valley’s Board;
●	the complementary aspects of the Spring Valley and General Fusion businesses, including future customer focus, geographic coverage, business orientation and compatibility of the companies’ management operating styles;
●	its knowledge of the current environment in the industry, including global, national, regional and local economic conditions, evolving trends in technology and increasing nationwide and global competition, the current public capital market conditions, and the likely effects of these factors on Spring Valley’s and New General Fusion’s potential ability to raise new capital growth, development, productivity, and strategic options; and
●	its belief that the business combination is more favorable to Spring Valley’s shareholders than the alternatives to the business combination, which belief was formed based on the careful review undertaken by the Spring Valley board, with the assistance of its management and outside legal and financial advisors.

Material Differences in Security Holders' Rights, SPAC Versus the Combined Company [Text Block]	Yes. There are certain material differences between your rights as a Spring Valley Shareholder now and your rights as a holder of New GF Common Shares upon Closing. You are urged to read the sections entitled “Description of New General Fusion Securities Following the Business Combination” and “Comparison of Corporate Governance and Shareholder Rights.
De-SPAC Transaction, Accounting Treatment [Text Block]

The Transactions are expected to be accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Spring Valley will be treated as the acquired company and General Fusion will be treated as the acquirer for financial statement reporting purposes.

De-SPAC, Federal Income Taxes Consequences, SPAC Security Holders [Text Block]

The following are the material U.S. federal income tax consequences to U.S. Holders (defined below) of Spring Valley Class A Shares and Spring Valley Public Warrants (collectively, “Spring Valley Securities”) as a result of (i) the Continuation, (ii) the ownership and disposition of New GF Securities received in the Continuation and (iii) the exercise of redemption rights. This section applies only to U.S. Holders that hold their Spring Valley Securities or New GF Securities, as applicable, as “capital assets” for U.S. federal income tax purposes (generally, property held for investment).

This discussion is limited to certain U.S. federal income tax considerations and does not address estate or any gift tax considerations or considerations arising under the tax laws of any state, local or non-U.S. jurisdiction. Additionally, this discussion does not describe all of the U.S. federal income tax consequences that may be relevant to you in light of your particular circumstances, including the alternative minimum tax, the special accounting rules under Section 451(b) of the Code, the “Medicare” tax on certain investment income and the different consequences that may apply if you are subject to special rules under U.S. federal income tax law that apply to certain types of investors, such as:

●	the Sponsor, or any holders of Spring Valley Class B Shares or Spring Valley Private Warrants;
●	brokers, dealers or traders in securities that elect to use a mark-to-market method of accounting for their securities holdings;
●	tax-exempt organizations, qualified retirement plans, individual retirement accounts or other tax-deferred accounts;
●	banks or other financial institutions, underwriters, insurance companies, real estate investment trusts or regulated investment companies;
●	U.S. expatriates or former long-term residents of the United States;
●	persons that own (directly, indirectly, or by attribution) 5% or more (by vote or value) of the stock of Spring Valley or New General Fusion (except to the limited extent provided below);
●	partnerships or other pass-through entities or arrangements for U.S. federal income tax purposes or beneficial owners of partnerships or other pass-through entities or arrangements;
●	persons holding Spring Valley Securities or New GF Securities as part of a straddle, hedging or conversion transaction, constructive sale, or other arrangement involving more than one position;
●	persons whose functional currency is not the U.S. dollar;
●	persons that are subject to anti-inversion, base erosion or anti-abuse rules; or
●	persons that received Spring Valley Securities or will hold New GF Securities as compensation for services.

If a partnership or other pass-through entity (or any entity or arrangement so characterized for U.S. federal income tax purposes) holds Spring Valley Securities or New GF Securities, the tax treatment of such partnership and its partners and of such pass-through entity and its owners will generally depend on the status of the partners or owners and the activities of the partnership or pass-through entity. Partnerships and other pass-through entities holding any Spring Valley Securities or New GF Securities and their partners and owners should consult their tax advisers as to the particular U.S. federal income tax consequences of the Continuation, ownership and disposition of New GF Securities, or the exercise of redemption rights with respect to the Spring Valley Class A Shares.

This discussion is based on the Code, the regulations promulgated by the U.S. Treasury Department (“Treasury Regulations”), and judicial and administrative interpretations thereof, all as of the date hereof. All of the foregoing is subject to change, which change could apply retroactively and could affect the tax considerations described herein. Spring Valley has not sought, and does not intend to seek, any rulings from the Internal Revenue Service (the “IRS”) as to any U.S. federal income tax considerations described herein. Accordingly, there can be no assurance that the IRS will not take positions inconsistent with the considerations discussed below or that any such positions would not be sustained by a court.

As used herein, the term “U.S. Holder” means a beneficial owner of Spring Valley Securities or New GF Securities, as the case may be, who or that is for U.S. federal income tax purposes, (i) a citizen or individual resident of the United States, (ii) a corporation (or other entity that is treated as a corporation for U.S. federal income tax purposes) created or organized (or treated as created or organized) in or under the laws of the United States, any state therein or the District of Columbia; or (iii) an estate or trust the income of which is subject to U.S. federal income taxation regardless of its source.

THE FOLLOWING IS FOR INFORMATIONAL PURPOSES ONLY. EACH HOLDER SHOULD CONSULT ITS OWN TAX ADVISOR WITH RESPECT TO THE TAX CONSEQUENCES TO SUCH HOLDER OF THE Continuation, an exercise of redemption rights AND THE OWNERSHIP AND DISPOSITION OF New GF SECURITIES, INCLUDING THE APPLICABILITY AND EFFECTS OF U.S. FEDERAL, STATE AND LOCAL AND NON-U.S. TAX LAWS.

De-SPAC Transactions, Shareholder Rights [Line Items]
De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	false
De-SPAC, Security Holders Redemption Rights Summary [Text Block]

Pursuant to the Spring Valley Articles, a Spring Valley Shareholder may elect to have all or a portion of the New GF Common Shares it receives in exchange for its Spring Valley Public Shares for cash if the Business Combination is consummated. The redemption will take place following the Amalgamation Effective Time and, accordingly, it is New Gf Common Shares that will be redeemed as promptly as practical after the Amalgamation Effective Time. As a Spring Valley Public Shareholder, you will be entitled to exercise your redemption rights if you:

●	hold Spring Valley Units, elect to separate your Spring Valley Units into the underlying Spring Valley Public Shares and Spring Valley Public Warrants;
●	prior to 5:00 p.m., Eastern Time on , 2026 (two business days before the Spring Valley Shareholders’ Meeting), tender your shares physically or electronically and submit a request in writing that New General Fusion redeem your New GF Common Shares that you receive in exchange for your Spring Valley Public Shares for cash to Continental Stock Transfer & Trust Company, the Transfer Agent; and
●	deliver your Spring Valley Public Shares through DTC’s DWAC system to the Transfer Agent at least two business days before the Spring Valley Shareholders’ Meeting. Spring Valley Shareholders who hold their shares in street name will have to coordinate with their bank, broker or other nominee to have the shares delivered electronically. If you do not submit a written request and deliver your Spring Valley Public Shares as described above, your shares will not be redeemed.

Holders of Spring Valley Units must elect to separate the Spring Valley Units into the underlying Spring Valley Public Shares and Spring Valley Public Warrants prior to exercising their redemption rights with respect to the Spring Valley Public Shares. If Spring Valley Public Shareholders hold their Spring Valley Units in an account at a brokerage firm or bank, such Spring Valley Public Shareholders must notify their broker or bank that they elect to separate the Spring Valley Units into the underlying Spring Valley Public Shares and Spring Valley Public Warrants, or if a holder holds Spring Valley Units registered in its own name, the holder must contact Continental Stock Transfer & Trust Company, the Transfer Agent, directly and instruct it to do so. The redemption rights include the requirement that a holder must identify itself to Spring Valley in order to validly exercise its redemption rights. Spring Valley Public Shareholders may elect to exercise their redemption rights with respect to their Spring Valley Public Shares even if they vote “FOR” the Business Combination Proposal. If the Business Combination is not consummated, the Spring Valley Public Shares will be returned to the respective holder, broker or bank. If the Business Combination is consummated, and if a Spring Valley Public Shareholder properly exercises its redemption rights with respect to all or a portion of the Spring Valley Public Shares that it holds and timely delivers its shares to the Transfer Agent, New General Fusion will redeem the related New GF Common Shares for a per share price, payable in cash, equal to the pro rata portion of the Trust Account, including interest earned on the fund held in the Trust Account and not previously released to Spring Valley to fund regulatory withdrawals or to pay its taxes, calculated as of two business days prior to the consummation of the Business Combination. For illustrative purposes, as of             , 2026 , this would have amounted to approximately $             per issued and outstanding Spring Valley Public Share. If a Spring Valley Public Shareholder exercises its redemption rights in full, then it will not own Spring Valley Public Shares or New GF Common Shares following the redemption. The redemption will take place following the Amalgamation, and, accordingly, it is New GF Common Shares that will be redeemed as promptly as practical after the Amalgamation Effective Time. Please see the subsection entitled “Extraordinary General Meeting of Spring Valley Shareholders — Redemption Rights” elsewhere in this proxy statement/prospectus for a detailed description of the procedures to be followed if you wish to exercise your redemption rights with respect to your Spring Valley Public Shares.

De-SPAC, Security Holders Appraisal Rights Summary [Text Block]

There is no mandatory statutory right of dissent and appraisal in respect of plans of arrangement under the BCBCA unless the terms of the arrangement permit dissent. The Business Combination Agreement does not contemplate any dissent rights or appraisal rights to be available to holders of Spring Valley Class A Shares and Spring Valley Class B Shares in connection with the Business Combination. However, Spring Valley Shareholders are still entitled to exercise the rights of redemption as set out in the section entitled “Extraordinary General Meeting of Spring Valley Shareholders — Redemption Rights” and the Spring Valley Board has determined that the redemption proceeds payable to Spring Valley Shareholders who exercise such redemption rights represents the fair value of those Spring Valley Ordinary Shares.